STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2016		$ 8,716	$ 2,911,560	$ (1,004,337)	$ 1,915,939
Beginning Balance, Shares at Jun. 30, 2016		87,160,001
Issuance of shares and warrants for cash		$ 477	479,523		479,999
Issuance of shares and warrants for cash, Shares		4,764,999
Options vested			92,051		92,051
Exercise of options for cash
Issuance of warrants with debt
Net loss				(1,330,672)	(1,330,672)
Ending Balance at Jun. 30, 2017		$ 9,193	3,483,134	(2,335,009)	1,157,317
Ending Balance, Shares at Jun. 30, 2017		91,925,000
Issuance of shares in a private placement		$ 117	244,883		245,000
Issuance of shares in a private placement, Shares		1,169,091
Issuance of shares for services		$ 150	329,850		330,000
Issuance of shares for services, Shares		1,500,000
Stock option compensation			12,752		12,752
Net loss				(662,841)	(662,841)
Ending Balance at Sep. 30, 2017		$ 9,460	4,070,619	(2,997,850)	1,082,229
Ending Balance, Shares at Sep. 30, 2017		94,594,091
Beginning Balance at Jun. 30, 2017		$ 9,193	3,483,134	(2,335,009)	1,157,317
Beginning Balance, Shares at Jun. 30, 2017		91,925,000
Issuance of shares for services
Issuance of shares in exchange for debt settlement
Cashless exercise of warrants
Net loss					(1,858,080)
Ending Balance at Mar. 31, 2018		$ 9,734	4,738,797	(4,193,089)	555,442
Ending Balance, Shares at Mar. 31, 2018		97,334,697
Beginning Balance at Jun. 30, 2017		$ 9,193	3,483,134	(2,335,009)	1,157,317
Beginning Balance, Shares at Jun. 30, 2017		91,925,000
Issuance of shares and warrants for cash		$ 172	444,827		444,999
Issuance of shares and warrants for cash, Shares		1,729,699
Issuance of shares for services		$ 475	642,375		642,850
Issuance of shares for services, Shares		4,748,500
Options vested			238,165		238,165
Exercise of options for cash		$ 10	1,990		2,000
Exercise of options for cash, Shares		100,000
Issuance of warrants for services			12,469		12,469
Issuance of warrants with debt			26,519		26,519
Deemed dividends for ratchet adjustment to warrants			20,995	(20,995)
Net loss				(2,413,122)	(2,413,122)
Ending Balance at Jun. 30, 2018		$ 9,850	4,870,474	(4,769,126)	111,197
Ending Balance, Shares at Jun. 30, 2018		98,503,199
Beginning Balance at Sep. 30, 2017		$ 9,460	4,070,619	(2,997,850)	1,082,229
Beginning Balance, Shares at Sep. 30, 2017		94,594,091
Issuance of shares in a private placement		$ 23	49,977		50,000
Issuance of shares in a private placement, Shares		227,273
Issuance of shares for services		$ 15	34,485		34,500
Issuance of shares for services, Shares		150,000
Issuance of warrants in a private placement			100,000		100,000
Stock option compensation			27,021		27,021
Net loss				(502,682)	(502,682)
Ending Balance at Dec. 31, 2017		$ 9,498	4,282,102	(3,500,532)	791,068
Ending Balance, Shares at Dec. 31, 2017		94,971,364
Issuance of shares in a private placement		$ 33	49,967		50,000
Issuance of shares in a private placement, Shares		333,333
Issuance of shares for services		$ 203	242,197		242,400
Issuance of shares for services, Shares		2,030,000
Issuance of warrants for services			12,469		12,469
Stock option compensation			152,062		152,062
Net loss				(692,557)	(692,557)
Ending Balance at Mar. 31, 2018		$ 9,734	4,738,797	(4,193,089)	555,442
Ending Balance, Shares at Mar. 31, 2018		97,334,697
Beginning Balance at Jun. 30, 2018		$ 9,850	4,870,474	(4,769,126)	111,197
Beginning Balance, Shares at Jun. 30, 2018		98,503,199
Issuance of shares in a private placement	$ 3,200,000		3,200,000		3,200,000
Issuance of shares in a private placement, Shares	2,133,332
Deemed dividends for ratchet adjustment to warrants			48,659	(48,659)
Conversion of preferred stock to common stock	$ (3,200,000)	$ 21,333	(21,333)
Conversion of preferred stock to common stock, Shares	(2,133,332)	213,333,200
Issuance of shares in exchange for debt settlement		$ 98	1,150,037		1,150,135
Issuance of shares in exchange for debt settlement, Shares		975,361
Stock option compensation			3,412		3,412
Cashless exercise of warrants		$ 224	(224)
Cashless exercise of warrants, Shares		2,241,913
Net loss				(439,871)	(439,871)
Ending Balance at Sep. 30, 2018		$ 31,505	9,251,026	(5,257,656)	4,024,875
Ending Balance, Shares at Sep. 30, 2018		315,053,673
Beginning Balance at Jun. 30, 2018		$ 9,850	4,870,474	(4,769,126)	111,197
Beginning Balance, Shares at Jun. 30, 2018		98,503,199
Issuance of shares for services					49,000
Issuance of shares in exchange for debt settlement					1,150,135
Cashless exercise of warrants					224
Net loss					(1,788,422)
Ending Balance at Mar. 31, 2019		$ 31,645	9,359,780	(6,606,207)	2,785,218
Ending Balance, Shares at Mar. 31, 2019		316,453,673
Beginning Balance at Sep. 30, 2018		$ 31,505	9,251,026	(5,257,656)	4,024,875
Beginning Balance, Shares at Sep. 30, 2018		315,053,673
Stock option compensation			16,285		16,285
Net loss				(500,510)	(500,510)
Ending Balance at Dec. 31, 2018		$ 31,505	9,267,310	(5,758,166)	3,540,650
Ending Balance, Shares at Dec. 31, 2018		315,053,673
Issuance of shares for services		$ 140	48,860		49,000
Issuance of shares for services, Shares		1,400,000
Stock option compensation			43,609		43,609
Net loss				(848,041)	(848,041)
Ending Balance at Mar. 31, 2019		$ 31,645	$ 9,359,780	$ (6,606,207)	$ 2,785,218
Ending Balance, Shares at Mar. 31, 2019		316,453,673